Consolidated Balance Sheets (FY) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 1,126,124	$ 3,617,234
Short-term investments	452,301	503,810
Accounts receivable	378,865	251,846
Other current assets	45,381	103,397
Total current assets	2,002,671	4,476,287
Equipment, net	15,514	27,747
Other long-term assets	18,667	30,373
Total assets	2,036,852	4,534,407
Current liabilities:
Accounts payable	263,573	139,120
Accrued expenses	782,579	694,164
Deferred revenue
Accrued warrant liability	6,414	78,637
Total current liabilities	1,052,566	911,921
Non-current liabilities		8,459
Commitments and contingencies (Note 9)
Total liabilities	1,052,566	920,380
Stockholders' equity:
Preferred stock, $.005 par value; 1,000,000 shares authorized as of December 31, 2019 and December 31, 2018, 0 shares issued and outstanding as of December 31, 2019 and December 31, 2018
Common stock, $.005 par value; 25,000,000 shares authorized as of December 31, 2019 and December 31, 2018, 11,298,239 and 11,298,239 shares issued and outstanding as of December 31, 2019 and December 31, 2018, respectively	56,487	56,487
Additional paid-in capital	163,161,523	163,161,523
Accumulated other comprehensive loss	(568,030)	(611,370)
Accumulated deficit	(166,705,572)	(164,058,585)
Total Cleveland BioLabs, Inc. stockholders' deficit	(4,055,592)	(1,451,945)
Noncontrolling interest in stockholders' equity	5,039,878	5,065,972
Total stockholders' equity	984,286	3,614,027
Total liabilities and stockholders' equity	$ 2,036,852	$ 4,534,407